Vanguard Global Wellington Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (64.4%)
Canada (2.4%)
Suncor Energy Inc.	493,582	15,495
Dollarama Inc.	196,418	7,198
Canadian National Railway Co. (New York Shares)	37,166	3,386
Bank of Nova Scotia	32,598	1,829
		27,908
China (0.6%)
Shandong Weigao Group Medical Polymer Co. Ltd.	5,481,490	6,615

France (5.0%)
Vinci SA	126,133	13,750
TOTAL SA	160,867	8,439
Engie SA	514,726	8,142
BNP Paribas SA	131,234	7,357
Arkema SA	69,641	7,217
Legrand SA	81,387	6,426
Schneider Electric SE	59,659	5,755
		57,086
Germany (0.7%)
Bayerische Motoren Werke AG	103,297	8,331

Italy (0.2%)
Assicurazioni Generali SPA	104,905	2,139

Japan (7.7%)
Tokio Marine Holdings Inc.	268,597	14,613
Marui Group Co. Ltd.	557,965	13,441
Nippon Telegraph & Telephone Corp.	165,572	8,365
Isuzu Motors Ltd.	699,714	8,193
Mitsubishi UFJ Financial Group Inc.	1,537,322	8,149
Seven & i Holdings Co. Ltd.	206,483	7,705
Honda Motor Co. Ltd.	267,600	7,522
Sumitomo Mitsui Financial Group Inc.	186,101	6,814
Astellas Pharma Inc.	373,400	6,375
Daiwa House Industry Co. Ltd.	165,902	5,079
Takeda Pharmaceutical Co. Ltd.	28,215	1,150
		87,406
Netherlands (1.3%)
ING Groep NV	696,766	8,013
Koninklijke Philips NV	157,678	7,321
		15,334
South Korea (1.0%)
Samsung Electronics Co. Ltd.	256,094	10,948

Spain (1.5%)
* Iberdrola SA	1,051,387	10,343
CaixaBank SA	2,454,084	7,232
		17,575

Sweden (0.6%)
Lundin Petroleum AB	238,603	7,355

Switzerland (5.1%)
Novartis AG	205,072	18,905
Nestle SA	148,077	15,377
Zurich Insurance Group AG	27,874	10,939
Julius Baer Group Ltd.	176,684	8,322
* Alcon Inc.	74,706	4,127
		57,670
Taiwan (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,419,175	14,275

United Kingdom (4.5%)
AstraZeneca plc ADR	231,949	11,245
Diageo plc	242,913	9,925
Derwent London plc	179,756	8,596
Rotork plc	1,769,114	7,495
Prudential plc	406,795	7,220
BAE Systems plc	904,340	6,697
		51,178
United States (32.5%)
Medtronic plc	140,479	15,648
Bank of America Corp.	468,599	15,614
Microsoft Corp.	101,313	15,337
Chubb Ltd.	99,748	15,110
Deere & Co.	87,701	14,738
Cisco Systems Inc.	323,243	14,646
UnitedHealth Group Inc.	47,765	13,368
Lockheed Martin Corp.	33,084	12,937
General Dynamics Corp.	70,558	12,823
Linde plc	59,834	12,315
McDonald's Corp.	62,648	12,184
Johnson & Johnson	82,308	11,317
Mondelez International Inc. Class A	212,121	11,145
* Alphabet Inc. Class A	8,489	11,070
Merck & Co. Inc.	123,096	10,731
Verizon Communications Inc.	170,067	10,245
General Motors Co.	266,150	9,581
United Parcel Service Inc. Class B	79,616	9,532
PNC Financial Services Group Inc.	60,823	9,319
Autoliv Inc.	113,750	9,296
Union Pacific Corp.	51,417	9,049
Sempra Energy	61,181	9,010
TJX Cos. Inc.	147,282	9,003
Caterpillar Inc.	55,655	8,055
Schlumberger Ltd.	200,834	7,270
PepsiCo Inc.	52,705	7,159
JPMorgan Chase & Co.	51,562	6,794
Comcast Corp. Class A	151,796	6,702
Intel Corp.	114,997	6,676
Gilead Sciences Inc.	90,500	6,085
Accenture plc Class A	29,308	5,896
Honeywell International Inc.	31,049	5,544
KLA Corp.	29,397	4,817
EOG Resources Inc.	66,238	4,696

	Texas Instruments Inc.			38,416	4,618
	Colgate-Palmolive Co.			65,874	4,468
	United Technologies Corp.			26,077	3,868
	American Tower Corp.			18,027	3,858
	Marsh & McLennan Cos. Inc.			35,317	3,817
	Abbott Laboratories			39,956	3,414
	Chevron Corp.			18,339	2,148
					369,903
Total Common Stocks (Cost $651,788)					733,723
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.4%)
United States (5.4%)
1,2	Fannie Mae Pool	3.070%	2/1/25	150	157
1,2	Fannie Mae Pool	2.780%	6/1/26	330	342
1,2,3	Fannie Mae Pool	3.000%	8/1/34–8/1/49	3,630	3,706
1,2,3	Fannie Mae Pool	2.500%	12/1/34–12/1/49	2,130	2,132
1,2	Fannie Mae Pool	4.000%	12/1/48–12/1/49	1,286	1,337
1,2	Fannie Mae Pool	3.500%	8/1/49	1,835	1,883
1,2	Fannie Mae REMICS	2.000%	9/25/40	135	134
1,2	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,857	3,021
1,2	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	1,044	1,050
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,121	2,178
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,881	6,090
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	487	506
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,266	1,342
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	433	444
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,193	1,166
1	Government National Mortgage Assn.	2.750%	9/20/44	237	241
1	UMBS Pool	2.500%	4/1/48–12/1/49	6,670	6,614
1	UMBS Pool	3.000%	4/1/49–11/1/49	2,386	2,419
1	UMBS Pool	4.000%	12/1/49	364	379
1,2,3	UMBS TBA	2.500%	12/1/49	2,525	2,500
1,3	UMBS TBA	3.000%	12/1/49	9,356	9,486
1,3	UMBS TBA	3.500%	12/1/49	4,707	4,831
	United States Treasury Note/Bond	1.750%	6/30/24	830	834
	United States Treasury Note/Bond	1.750%	7/31/24	1,885	1,895
	United States Treasury Note/Bond	1.500%	10/31/24	3,005	2,986
	United States Treasury Note/Bond	1.625%	8/15/29	2,100	2,069
4	United States Treasury Note/Bond	2.750%	11/15/47	550	612
	United States Treasury Note/Bond	2.875%	5/15/49	140	160
	United States Treasury Note/Bond	2.250%	8/15/49	525	530
	United States Treasury Strip Principal	0.000%	5/15/47	660	357
	United States Treasury Strip Principal	0.000%	8/15/47	755	406
Total U.S. Government and Agency Obligations (Cost $61,288)					61,807
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	580

Bermuda (0.0%)
1,5	START Ireland	4.089%	3/15/44	238	243

Canada (0.2%)
5,6	Ford Auto Securitization Trust	2.354%	6/15/23	2,005	1,514

1,5,7	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.212%	7/21/24	765	765
					2,279
Cayman Islands (0.5%)
1,5,7	Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	3.261%	7/16/29	750	747
1,5,7	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	3.216%	1/20/29	360	360
1,5,7	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	3.341%	4/15/29	730	729
1,5,7	Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	3.156%	10/21/30	730	730
1,5,7	Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	2.751%	4/15/29	1,400	1,382
1,5,7	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	2.801%	1/15/28	1,375	1,368
1,5,7	Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	3.211%	10/15/30	730	727
					6,043
Spain (0.1%)
8	Bankia SA	4.125%	3/24/36	850	1,445

United States (0.8%)
1,5	Aaset 2019-1 Trust	3.844%	5/15/39	239	241
1,5,7	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	464	470
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	121	121
1,5,7	Bristol Park CLO Ltd., 3M USD LIBOR +
	1.420%	3.421%	4/15/29	685	685
1,5	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	261	264
1,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	260	260
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	654	663
1,5	Chrysler Capital Auto Receivables Trust
	2016-A	3.250%	6/15/22	139	139
1,5,7	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	85	85
1,5,7	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	127	128
1,5	DB Master Finance LLC	3.787%	5/20/49	144	148
1,5	DB Master Finance LLC	4.021%	5/20/49	124	128
1,5,7	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	170	170
1,5	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	447	449
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	115	115
1,5	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	459	460
1	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	255	257
1,2	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	285	288
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	238	239
1,5	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	167	169
1,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	244	246
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	148	148
1,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	79	79
1	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	110	113
1	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	114	118

1	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	304	314
1,5	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	29	29
1,5	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	1,171	1,179
1,5,7	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	244	247
1,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	295	302
1,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	195	196
1,5,7	Verus Securitization Trust 2019-2	3.211%	5/25/59	323	326
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	307	307
					9,083
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $19,561)					19,673
Corporate Bonds (21.4%)
Australia (0.3%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,076
1,5	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,073
5	WEA Finance LLC	4.625%	9/20/48	220	255
5	WEA Finance LLC	4.125%	9/20/28	895	967
					3,371
Belgium (0.2%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	925	1,106
9	Anheuser-Busch InBev SA	1.750%	3/7/25	375	492
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	753
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	310	358
					2,709
Canada (0.6%)
	Bank of Nova Scotia	2.700%	8/3/26	1,205	1,221
6	Bell Canada Inc.	3.350%	3/22/23	975	754
7	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	2.838%	6/16/22	570	575
	Emera US Finance LP	2.700%	6/15/21	400	403
	Fortis Inc.	3.055%	10/4/26	775	796
	Nutrien Ltd.	4.125%	3/15/35	650	684
6	Royal Bank of Canada	2.949%	5/1/23	1,875	1,447
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	446
					6,326
China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	839
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	685
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,078
5	Tencent Holdings Ltd.	3.975%	4/11/29	445	478
					3,080
France (1.1%)
1,8	AXA SA	5.125%	7/4/43	600	767
8	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,200	1,391
1,5	BNP Paribas SA	2.819%	11/19/25	470	472
8	BNP Paribas SA	1.500%	11/17/25	1,025	1,195
5	BPCE SA	5.700%	10/22/23	400	441
8	BPCE SA	1.125%	1/18/23	700	794
5	BPCE SA	3.250%	1/11/28	525	546
8	BPCE SA	2.875%	4/22/26	1,600	2,004
5	Danone SA	2.947%	11/2/26	555	570
8	Orange SA	1.000%	5/12/25	1,300	1,492
8	Orange SA	2.000%	1/15/29	500	622
8	RCI Banque SA	1.375%	3/8/24	800	902

8	RCI Banque SA	0.750%	9/26/22	500	555
8	Societe Generale SA	1.000%	4/1/22	600	675
8	Veolia Environnement SA	1.590%	1/10/28	400	483
					12,909
Germany (1.5%)
5	Bayer US Finance II LLC	4.250%	12/15/25	1,625	1,740
8	Daimler AG	0.875%	1/12/21	2,575	2,865
9	Deutsche Telekom AG	3.125%	2/6/34	775	1,095
8	Deutsche Telekom International Finance BV	4.250%	3/16/20	1,200	1,338
9	E.ON International Finance BV	5.875%	10/30/37	250	478
8	E.ON SE	1.625%	5/22/29	865	1,041
8	E.ON SE	0.375%	8/23/21	1,800	1,996
9	innogy Finance BV	4.750%	1/31/34	600	994
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	663
8	Volkswagen Leasing GmbH	2.625%	1/15/24	425	508
8	Volkswagen Leasing GmbH	1.375%	1/20/25	950	1,075
8	Volkswagen Leasing GmbH	0.250%	10/5/20	1,525	1,685
8	Wintershall Dea Finance BV	0.840%	9/25/25	2,000	2,213
					17,691
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,278

Italy (0.3%)
5	Intesa Sanpaolo SPA	4.000%	9/23/29	925	936
1,8	UniCredit SPA	4.875%	2/20/29	1,700	2,073
					3,009
Japan (0.2%)
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,113
8	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,395
					2,508
Mexico (0.2%)
	America Movil SAB de CV	6.375%	3/1/35	350	474
	America Movil SAB de CV	3.625%	4/22/29	275	293
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	569
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	924
					2,260
Netherlands (0.2%)
8	ABN AMRO Bank NV	2.500%	11/29/23	1,330	1,604
9	Cooperatieve Rabobank UA	4.625%	5/23/29	200	307
	Shell International Finance BV	4.000%	5/10/46	475	544
					2,455
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	208

Spain (1.0%)
8	Banco de Sabadell SA	1.750%	5/10/24	1,800	2,030
8	Banco de Sabadell SA	1.625%	3/7/24	2,300	2,633
8	CaixaBank SA	1.750%	10/24/23	2,200	2,529
8	Iberdrola International BV	2.875%	11/11/20	1,800	2,041
	Telefonica Emisiones SAU	4.665%	3/6/38	1,405	1,554
8	Telefonica Emisiones SAU	2.242%	5/27/22	700	813
					11,600
Switzerland (0.4%)
1,5	Credit Suisse Group AG	2.593%	9/11/25	500	499
1,8	Credit Suisse Group AG	1.250%	7/17/25	675	769

8	Holcim Finance Luxembourg SA	2.250%	5/26/28	1,200	1,470
5	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,129
1,5	UBS Group AG	3.126%	8/13/30	355	363
					4,230
United Kingdom (1.9%)
	AstraZeneca plc	4.000%	1/17/29	755	843
1	Barclays plc	3.932%	5/7/25	860	894
	BAT Capital Corp.	3.222%	8/15/24	575	586
	BAT Capital Corp.	3.557%	8/15/27	925	942
	BP Capital Markets plc	3.814%	2/10/24	475	505
6	BP Capital Markets plc	3.470%	5/15/25	1,350	1,063
9	CPUK Finance Ltd.	3.588%	8/28/25	1,400	1,942
8	FCE Bank plc	0.869%	9/13/21	1,800	1,981
1,8	Heathrow Funding Ltd.	1.500%	2/11/32	1,025	1,197
1,9	HSBC Holdings plc	2.256%	11/13/26	2,050	2,681
7	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	2.904%	5/18/24	245	246
8	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,054
5	Sky plc	3.125%	11/26/22	725	746
1,5	Standard Chartered plc	2.744%	9/10/22	1,095	1,100
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,378
	Vodafone Group plc	4.375%	5/30/28	2,250	2,499
	Vodafone Group plc	5.250%	5/30/48	400	476
					21,133
United States (13.1%)
	Abbott Laboratories	3.400%	11/30/23	500	526
5	AbbVie Inc.	4.050%	11/21/39	275	285
5	AbbVie Inc.	4.250%	11/21/49	455	475
	Alabama Power Co.	4.300%	7/15/48	255	302
5	Alcon Finance Corp.	3.000%	9/23/29	820	832
	Allergan Funding SCS	3.800%	3/15/25	1,060	1,111
	Allergan Funding SCS	4.750%	3/15/45	225	247
	Altria Group Inc.	3.875%	9/16/46	400	375
8	Altria Group Inc.	2.200%	6/15/27	435	503
	Amazon.com Inc.	4.800%	12/5/34	300	374
	American Electric Power Co. Inc.	3.200%	11/13/27	950	985
8	American Express Credit Corp.	0.625%	11/22/21	1,900	2,121
	American International Group Inc.	4.500%	7/16/44	73	83
	American International Group Inc.	4.750%	4/1/48	45	53
8	American International Group Inc.	1.500%	6/8/23	975	1,117
	American International Group Inc.	4.250%	3/15/29	800	886
	American Tower Corp.	5.000%	2/15/24	380	418
	American Tower Corp.	4.400%	2/15/26	300	327
	American Tower Corp.	3.800%	8/15/29	975	1,039
	Amgen Inc.	3.625%	5/22/24	275	291
	Amgen Inc.	4.663%	6/15/51	350	410
	Anthem Inc.	4.375%	12/1/47	500	546
	Anthem Inc.	3.500%	8/15/24	275	287
	Anthem Inc.	4.101%	3/1/28	610	664
	Apple Inc.	2.750%	1/13/25	780	806
8	AT&T Inc.	2.450%	3/15/35	480	576
	AT&T Inc.	4.125%	2/17/26	800	863
8	AT&T Inc.	1.875%	12/4/20	2,450	2,740
	AT&T Inc.	4.900%	8/15/37	450	513
	AT&T Inc.	3.600%	7/15/25	850	896
	AutoZone Inc.	3.125%	4/21/26	1,525	1,569

Bank of America Corp.	3.300%	1/11/23	570	590
1 Bank of America Corp.	3.593%	7/21/28	1,885	1,997
1 Bank of America Corp.	4.271%	7/23/29	1,590	1,768
7 Bank of New York Mellon Corp., 3M USD
LIBOR + 1.050%	2.986%	10/30/23	415	422
5 Bayer US Finance LLC	3.375%	10/8/24	770	790
BB&T Corp.	2.200%	3/16/23	875	878
BB&T Corp.	3.200%	9/3/21	510	520
BB&T Corp.	3.700%	6/5/25	970	1,036
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	13
Boeing Co.	3.375%	6/15/46	300	300
5 Boston Gas Co.	3.001%	8/1/29	130	134
Boston Scientific Corp.	4.000%	3/1/29	60	67
Boston Scientific Corp.	4.550%	3/1/39	600	706
Brandywine Operating Partnership LP	3.950%	11/15/27	890	937
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	1,665	1,698
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	55	54
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	1,190	1,224
5 Broadcom Inc.	4.250%	4/15/26	65	68
5 Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,088
Capital One Financial Corp.	4.200%	10/29/25	1,400	1,497
5 Cargill Inc.	4.760%	11/23/45	340	429
CBS Corp.	3.700%	6/1/28	285	296
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	385	399
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	960	1,190
8 Chubb INA Holdings Inc.	1.400%	6/15/31	525	611
8 Chubb INA Holdings Inc.	0.875%	6/15/27	1,455	1,646
Cigna Corp.	4.375%	10/15/28	420	464
Cimarex Energy Co.	4.375%	6/1/24	1,040	1,088
Citigroup Inc.	4.600%	3/9/26	535	586
Citigroup Inc.	2.700%	3/30/21	345	348
1 Citigroup Inc.	3.520%	10/27/28	1,575	1,660
5 Cleco Corporate Holdings LLC	3.375%	9/15/29	325	324
Cleco Corporate Holdings LLC	3.743%	5/1/26	1,000	1,024
Comcast Corp.	4.700%	10/15/48	170	211
Comcast Corp.	6.500%	11/15/35	885	1,244
Comcast Corp.	3.999%	11/1/49	120	134
Comcast Corp.	4.049%	11/1/52	20	23
Comcast Corp.	4.000%	3/1/48	40	44
Comcast Corp.	4.600%	10/15/38	255	304
Comcast Corp.	3.950%	10/15/25	250	272
CommonSpirit Health	4.200%	8/1/23	770	811
CommonSpirit Health	3.347%	10/1/29	355	356
CommonSpirit Health	4.187%	10/1/49	320	326
Commonwealth Edison Co.	3.650%	6/15/46	35	38
Commonwealth Edison Co.	4.000%	3/1/48	245	278
Conagra Brands Inc.	4.600%	11/1/25	200	220
Conagra Brands Inc.	5.300%	11/1/38	600	696
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	104
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	347

5 Cox Communications Inc.	4.800%	2/1/35	100	112
5 Cox Communications Inc.	4.600%	8/15/47	800	883
Crown Castle International Corp.	3.800%	2/15/28	905	962
CSX Corp.	4.300%	3/1/48	495	570
CVS Health Corp.	5.050%	3/25/48	125	148
CVS Health Corp.	2.875%	6/1/26	1,455	1,473
CVS Health Corp.	4.100%	3/25/25	1,185	1,273
Dignity Health	4.500%	11/1/42	166	177
Dignity Health	3.812%	11/1/24	594	625
Discover Bank	4.200%	8/8/23	575	613
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	650	646
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	725
Dominion Energy Inc.	2.715%	8/15/21	140	141
Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	276
Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	141
Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	390
Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	212
Duke Energy Progress LLC	4.100%	3/15/43	707	800
Energy Transfer Partners LP	4.900%	3/15/35	1,075	1,104
Enterprise Products Operating LLC	3.900%	2/15/24	535	568
EQM Midstream Partners LP	4.750%	7/15/23	1,010	984
5 ERAC USA Finance LLC	4.500%	2/15/45	765	855
Evergy Inc.	2.900%	9/15/29	580	577
Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,081
FedEx Corp.	4.100%	2/1/45	85	83
FedEx Corp.	4.750%	11/15/45	227	244
FedEx Corp.	4.550%	4/1/46	117	123
FedEx Corp.	4.050%	2/15/48	33	32
FedEx Corp.	4.950%	10/17/48	213	235
8 Fidelity National Information Services Inc.	2.000%	5/21/30	835	1,002
8 Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,111
FirstEnergy Corp.	3.900%	7/15/27	1,025	1,098
Fiserv Inc.	3.200%	7/1/26	355	368
Florida Power & Light Co.	3.700%	12/1/47	275	306
Ford Motor Credit Co. LLC	3.815%	11/2/27	425	403
Ford Motor Credit Co. LLC	3.096%	5/4/23	1,275	1,260
5 Fox Corp.	4.030%	1/25/24	160	170
General Motors Co.	4.200%	10/1/27	475	486
General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,335
Georgia Power Co.	4.300%	3/15/42	860	942
Goldman Sachs Group Inc.	2.625%	4/25/21	575	579
1 Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,419
1 Goldman Sachs Group Inc.	3.814%	4/23/29	335	358
1 Goldman Sachs Group Inc.	4.223%	5/1/29	1,000	1,102
HCA Inc.	5.250%	6/15/49	575	648
Healthpeak Properties Inc.	3.000%	1/15/30	420	420
Healthpeak Properties Inc.	4.000%	6/1/25	850	914
Hess Corp.	7.300%	8/15/31	555	692
Humana Inc.	2.900%	12/15/22	590	601
International Business Machines Corp.	3.300%	5/15/26	550	579
International Paper Co.	4.350%	8/15/48	605	637
John Deere Capital Corp.	3.450%	3/13/25	985	1,049
1 JPMorgan Chase & Co.	3.782%	2/1/28	1,890	2,034
1 JPMorgan Chase & Co.	3.964%	11/15/48	975	1,106
8 JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,480
Kaiser Foundation Hospitals	4.875%	4/1/42	45	57
5 KeySpan Gas East Corp.	2.742%	8/15/26	400	403

	Kraft Heinz Foods Co.	4.375%	6/1/46	360	353
5	L3Harris Technologies Inc.	4.400%	6/15/28	675	753
	Lockheed Martin Corp.	4.700%	5/15/46	253	319
	Lockheed Martin Corp.	4.090%	9/15/52	97	114
	Lowe's Cos. Inc.	4.550%	4/5/49	525	610
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	660	746
	McDonald's Corp.	4.450%	9/1/48	475	552
8	Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	1,847
8	Medtronic Global Holdings SCA	1.625%	3/7/31	1,135	1,375
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	180
	Merck & Co. Inc.	4.000%	3/7/49	360	425
	Merck & Co. Inc.	3.400%	3/7/29	545	592
	Mercy Health	3.555%	8/1/27	410	428
	Mercy Health	4.302%	7/1/28	370	413
5	Metropolitan Life Global Funding I	3.000%	9/19/27	775	806
	Microsoft Corp.	3.700%	8/8/46	1,125	1,279
	MidAmerican Energy Co.	4.250%	5/1/46	10	12
	Molson Coors Brewing Co.	3.000%	7/15/26	700	704
6	Molson Coors International LP	2.840%	7/15/23	1,875	1,412
	Morgan Stanley	2.750%	5/19/22	1,375	1,394
	Morgan Stanley	3.125%	7/27/26	1,850	1,918
1	Morgan Stanley	3.772%	1/24/29	1,045	1,119
5	MPLX LP	3.500%	12/1/22	1,405	1,439
	MPLX LP	4.125%	3/1/27	875	907
	MPLX LP	4.000%	3/15/28	220	225
	National Retail Properties Inc.	3.900%	6/15/24	805	852
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	400	413
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	130	129
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	100	104
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	155	164
	Noble Energy Inc.	3.850%	1/15/28	625	648
5	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	37
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	247
	Occidental Petroleum Corp.	7.500%	5/1/31	145	190
1,5	Oglethorpe Power Corp.	6.191%	1/1/31	210	248
	Oglethorpe Power Corp.	5.050%	10/1/48	161	194
	Oglethorpe Power Corp.	5.250%	9/1/50	350	424
	Oracle Corp.	3.400%	7/8/24	575	606
	Oracle Corp.	4.000%	11/15/47	220	246
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.700%	11/1/24	170	171
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,405	1,483
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.375%	2/1/22	145	148
5	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	1,120	1,188
	Philip Morris International Inc.	2.500%	11/2/22	575	583
8	Philip Morris International Inc.	2.875%	3/3/26	725	910
8	Philip Morris International Inc.	0.125%	8/3/26	900	957
	Phillips 66 Partners LP	3.750%	3/1/28	500	519
	PNC Bank NA	3.250%	1/22/28	910	959
1	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	225	248
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,461
5	SBA Tower Trust	3.448%	3/15/23	675	695

5	SBA Tower Trust	2.877%	7/9/21	805	809
	Sempra Energy	3.250%	6/15/27	1,050	1,078
	Sierra Pacific Power Co.	2.600%	5/1/26	149	151
	Simon Property Group LP	2.450%	9/13/29	375	368
	Southern California Edison Co.	4.125%	3/1/48	550	593
	Southern California Edison Co.	3.700%	8/1/25	30	32
	Southern Co.	4.400%	7/1/46	5	6
1,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	853
	SSM Health Care Corp.	3.823%	6/1/27	320	341
	Starbucks Corp.	4.500%	11/15/48	320	368
	SunTrust Bank	3.300%	5/15/26	450	468
	Synchrony Bank	3.000%	6/15/22	450	456
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	860	1,073
	Tyson Foods Inc.	5.100%	9/28/48	400	498
	Union Pacific Corp.	3.700%	3/1/29	210	229
	Union Pacific Corp.	4.300%	3/1/49	130	151
1	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	64	67
8	United Technologies Corp.	1.150%	5/18/24	380	434
	United Technologies Corp.	3.950%	8/16/25	285	310
	United Technologies Corp.	4.450%	11/16/38	725	862
	UnitedHealth Group Inc.	4.625%	7/15/35	75	91
	UnitedHealth Group Inc.	4.200%	1/15/47	65	74
	UnitedHealth Group Inc.	3.850%	6/15/28	820	903
	Verizon Communications Inc.	5.012%	8/21/54	475	620
	Verizon Communications Inc.	3.500%	11/1/24	275	291
	Verizon Communications Inc.	4.522%	9/15/48	1,560	1,867
	Verizon Communications Inc.	4.672%	3/15/55	118	146
	Viacom Inc.	5.850%	9/1/43	550	676
	Viacom Inc.	4.250%	9/1/23	800	850
	Walt Disney Co.	6.200%	12/15/34	640	906
1	Wells Fargo & Co.	2.879%	10/30/30	435	437
	Wells Fargo & Co.	4.300%	7/22/27	275	301
	Wells Fargo & Co.	4.750%	12/7/46	800	967
8	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,806
6	Wells Fargo & Co.	2.975%	5/19/26	625	475
	Welltower Inc.	4.000%	6/1/25	275	295
	Westar Energy Inc.	3.250%	9/1/49	525	531
					149,221
Total Corporate Bonds (Cost $238,007)					243,988
Sovereign Bonds (3.9%)
Australia (0.2%)
10	Commonwealth of Australia	2.250%	11/21/22	1,260	892
10	Commonwealth of Australia	2.750%	11/21/27	135	104
10	Commonwealth of Australia	2.250%	5/21/28	1,195	890
					1,886
Canada (0.3%)
6	Canada	2.750%	12/1/48	235	224
6	City of Toronto	3.200%	8/1/48	1,000	839
6	Province of Ontario	2.900%	6/2/28	1,910	1,527
11	Province of Ontario	0.250%	6/28/29	985	1,029
					3,619

Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	676

China (0.3%)
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	1,025	1,037
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,152
					3,189
France (0.3%)
8	Aeroports de Paris	2.750%	6/5/28	2,200	2,947

Japan (1.0%)
12	Japan	0.100%	6/20/28	105,200	982
12	Japan	0.100%	12/20/28	879,000	8,196
12	Japan	0.100%	3/20/29	158,800	1,480
12	Japan	0.100%	6/20/29	40,250	375
					11,033
Panama (0.2%)
1,5	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	530
1	Republic of Panama	3.160%	1/23/30	1,650	1,706
					2,236
Qatar (0.2%)
5	State of Qatar	2.375%	6/2/21	1,400	1,404
5	State of Qatar	3.875%	4/23/23	550	580
5	State of Qatar	4.000%	3/14/29	515	574
5	State of Qatar	5.103%	4/23/48	255	327
					2,885
Saudi Arabia (0.4%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,788
5	Saudi Arabian Oil Co.	2.875%	4/16/24	500	507
5	Saudi Arabian Oil Co.	3.500%	4/16/29	910	948
					4,243
Singapore (0.0%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	510	565

Supranational (0.1%)
8	European Financial Stability Facility	1.375%	5/31/47	1,025	1,381

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,294

United Kingdom (0.6%)
9	United Kingdom	1.500%	1/22/21	1,015	1,325
9	United Kingdom	0.500%	7/22/22	430	556
9	United Kingdom	0.750%	7/22/23	1,210	1,579
9	United Kingdom	0.625%	6/7/25	700	910
9	United Kingdom	1.250%	7/22/27	155	211
9	United Kingdom	3.500%	1/22/45	1,215	2,355
					6,936
Virgin Islands (0.1%)
5	Sinopec Group Overseas Development 2018
	Ltd.	2.950%	11/12/29	1,170	1,172
Total Sovereign Bonds (Cost $43,266)					44,062

Taxable Municipal Bonds (0.8%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	230	231
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	124
	California GO	7.550%	4/1/39	215	349
	California GO	7.350%	11/1/39	140	217
	California GO	7.625%	3/1/40	20	32
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	55	76
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	805	1,109
	Chicago IL Transit Authority	6.300%	12/1/21	40	42
	Connecticut GO	5.770%	3/15/25	275	320
	County of Broward FL Airport System
	Revenue	3.477%	10/1/43	100	101
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	757	1,044
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	94	133
	Illinois GO	5.100%	6/1/33	1,075	1,157
13	Kansas Development Finance Authority	5.371%	5/1/26	695	769
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	175	177
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	170	243
	New York State Dormitory Authority Revenue	3.142%	7/1/43	120	120
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	125	201
14	Philadelphia PA Authority for Industrial
	Development	6.550%	10/15/28	635	800
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	665	797
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	690	692
Total Taxable Municipal Bonds (Cost $8,153)					8,734
				Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
15	Vanguard Market Liquidity Fund (Cost
	$37,568)	1.841%		375,637	37,571
Total Investments (100.9%) (Cost $1,059,631)					1,149,558
Other Assets and Liabilities - Net (-0.9%)					(10,535)
Net Assets (100%)					1,139,023
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2019.
4	Securities with a value of $612,000 have been segregated as initial margin for open futures contracts.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $63,062,000, representing 5.5% of net assets.

6 Face amount denominated in Canadian dollars.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in euro.
9 Face amount denominated in British pounds.
10 Face amount denominated in Australian dollars.
11 Face amount denominated in Swiss francs.
12 Face amount denominated in Japanese yen.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl	December 2019	74	10,952	(176)
Euro-Schatz	December 2019	51	6,292	(1)
Euro-Bund	December 2019	47	8,859	(117)
Long Gilt	March 2020	19	3,262	(4)
Euro-Buxl	December 2019	13	2,983	(202)
				(500)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2020	(48)	(6,209)	7
5-Year U.S. Treasury Note	March 2020	(10)	(1,190)	1
30-Year U.S. Treasury Bond	March 2020	(5)	(795)	1
Ultra Long U.S. Treasury Bond	March 2020	(5)	(939)	—
10-Year Canadian Government Bond	March 2020	(5)	(527)	—
				9
				(491)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities
LLC	1/10/20	USD	75,522	EUR	68,345	—	(24)
Goldman
Sachs
International	1/10/20	USD	15,211	GBP	11,788	—	(61)
Bank of
America,
N.A.	1/10/20	USD	11,272	JPY	1,224,332	45	—
Bank of
America,
N.A.	1/10/20	USD	9,335	CAD	12,415	—	(15)
J.P. Morgan
Securities
LLC	1/10/20	USD	2,895	AUD	4,262	8	—
J.P. Morgan
Securities
LLC	1/10/20	USD	1,442	CHF	1,434	2	—

						55	(100)

AUD—Australian dollar. CAD—Canadian dollar. CHF—Swiss franc. EUR—euro. GBP—British pound. JPY—Japanese yen. USD—U.S. dollar.

At November 30, 2019, a counterparty had deposited in a segregated account securities with a value of $596,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	396,741	336,982	—
U.S. Government and Agency Obligations	—	61,807	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	19,673	—
Corporate Bonds	—	243,988	—
Sovereign Bonds	—	44,062	—
Taxable Municipal Bonds	—	8,734	—
Temporary Cash Investments	37,571	—	—
Futures Contracts—Assets[1]	10	—	—
Forward Currency Contracts—Assets	—	55	—

Forward Currency Contracts—Liabilities	—	(100)	—
Total	434,322	715,201	—
1 Represents variation margin on the last day of the reporting period.